INVESTMENTS - Accounted for by the equity method (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Investments
Investments accounted for using equity method - gross	R$ 25,257,445	R$ 25,769,172	R$ 26,977,885	R$ 26,996,243
Provision for losses on investments	1,366,281	1,366,664
Investments accounted for using equity method	25,257,445	25,769,172
Jointly controlled
Investments
Investments accounted for using equity method - gross	18,713,071	18,748,336
Norte Energia S.A. - Nessa
Investments
Investments accounted for using equity method - gross	6,301,443	6,384,303	6,536,532	6,600,626
Energia Sustentavel do Brasil S.A. - ESBR
Investments
Investments accounted for using equity method - gross	3,279,457	3,295,627	3,238,835	3,250,575
Provision for losses on investments	309,617	309,617
Belo Monte Transmissora de Energia SPE S.A. - BMTE
Investments
Investments accounted for using equity method - gross	1,921,664	1,895,036
Interligacao Eletrica do Madeira S.A. - IE Madeira
Investments
Investments accounted for using equity method - gross	1,489,395	1,409,983
Teles Pires Participaes S.A.
Investments
Investments accounted for using equity method - gross	777,138	789,994	750,443	746,820
Mata de Santa Genebra Transmissora S.A.
Investments
Investments accounted for using equity method - gross	596,472	634,284	553,945	534,167
Provision for losses on investments	73,868	73,868
Chapecoense Geracao S.A.
Investments
Investments accounted for using equity method - gross	484,973	454,259	396,738	373,740
Empresa de Energia Sao Manoel S.A.
Investments
Investments accounted for using equity method - gross	423,370	428,168	429,403	434,379
Provision for losses on investments	177,516	177,516
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Investments
Investments accounted for using equity method - gross	429,255	413,106	340,765	324,874
Companhia Energetica Sinop S.A. - SINOP
Investments
Investments accounted for using equity method - gross	345,450	349,256
Provision for losses on investments	354,900	354,900
Energtica guas da Pedra S.A. - EAPSA
Investments
Investments accounted for using equity method - gross	309,562	291,327	260,820	244,444
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross	264,895	266,309	258,392	265,711
Sistema de Transmissao Nordeste S.A.- STN
Investments
Investments accounted for using equity method - gross	273,313	258,272	234,789	217,861
Paranaiba Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	193,038	188,675	176,805	173,434
Triangulo Mineiro Transmissora S.A.
Investments
Investments accounted for using equity method - gross	187,293	182,828	128,591	126,654
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross	177,083	177,274	214,048	212,431
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross	171,117	168,726	160,466	157,183
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross	170,225	168,273
Madeira Energia S.A.
Investments
Investments accounted for using equity method - gross			686,752	906,289
Transenergia Renovavle S.A.
Investments
Investments accounted for using equity method - gross	97,606	97,461	117,890	116,395
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	81,965	79,406	69,480	64,019
Luziana-Niquealandia Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	38,320	38,320
Norte Brasil Transmissora de Energia S.A. - NBTE (a)
Investments
Investments accounted for using equity method - gross			805,642	795,287
Others
Investments
Investments accounted for using equity method - gross	580,961	643,185
Provision for losses on investments	7,020	7,294
Rouar
Investments
Investments accounted for using equity method - gross	119,076	134,264	142,101	128,315
Belo Monte Transmissora de Energia SPE S.A
Investments
Investments accounted for using equity method - gross	1,921,664	1,895,036	1,744,793	1,702,719
Interligao Eltrica do Madeira S.A. - IE Madeira
Investments
Investments accounted for using equity method - gross	1,489,395	1,409,983	1,445,253	1,375,039
Provision for losses on investments	310,411	310,411
TSLE - Transmissora Sul Litoranea de Energia S.A.
Investments
Investments accounted for using equity method - gross			167,603	171,632
Others
Investments
Investments accounted for using equity method - gross	1,208,880	1,256,069	R$ 3,075,798	R$ 2,844,586
Associated companies
Investments
Investments accounted for using equity method - gross	6,544,374	7,020,836
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Investments
Investments accounted for using equity method - gross	4,613,314	4,451,016
Equatorial Maranho Distribuidora de Energia S.A.
Investments
Investments accounted for using equity method - gross	1,056,663	1,079,600
Companhia Estadual de Transmisso de Energia Eltrica - CEEE-T
Investments
Investments accounted for using equity method - gross		644,208
Lajeado Energia S.A.
Investments
Investments accounted for using equity method - gross	123,269	99,516
CEB Lajeado
Investments
Investments accounted for using equity method - gross	84,774	74,160
Paulista Lajeado Energia s.a
Investments
Investments accounted for using equity method - gross	38,435	37,925
Others
Investments
Investments accounted for using equity method - gross	R$ 627,919	R$ 634,411